SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 24, 2019 segment	Dec. 31, 2019 segment	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	1	2
Revenue			$ 1,237,724	¥ 8,616,784	¥ 11,244,114	[1]	¥ 11,534,808	[1]
Other income			38,637	268,990	1,007,246	[1]	267,812	[1]
Income before provision for income taxes			200,669	1,397,019	1,783,392	[1]	188,076	[1]
Depreciation and amortization			$ 18,077	125,850	147,992		140,923
Operating segments
Segment Reporting Information [Line Items]
Revenue				8,616,784	11,244,114		11,534,808
Total segment income from operations				1,507,511	1,121,540		228,090
Other income				268,990	1,007,246		267,812
Wealth management services
Segment Reporting Information [Line Items]
Depreciation and amortization				2,690	3,018		1,836
Wealth management services | Operating segments
Segment Reporting Information [Line Items]
Revenue				2,176,215	1,986,960		1,234,851
Operating costs and expenses				(915,202)	(1,561,310)		(1,133,241)
Total segment income from operations				1,261,013	425,650		101,610
Consumer credit services
Segment Reporting Information [Line Items]
Depreciation and amortization				89,912	107,920		116,364
Consumer credit services | Operating segments
Segment Reporting Information [Line Items]
Revenue				6,440,569	9,257,154		10,299,957
Operating costs and expenses				(6,194,071)	(8,561,264)		(10,173,477)
Total segment income from operations				246,498	695,890		126,480
Unallocated expense				(379,482)	(345,394)		(307,826)
Income before provision for income taxes				¥ 1,397,019	¥ 1,783,392		¥ 188,076

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.